ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Melco Resorts & Entertainment Limited
(“Melco
Resorts
”)
is incorporated in the Cayman Islands and its American depositary shares (“ADSs”) are listed on the Nasdaq Global Select Market under the symbol “MLCO” in the United States of America (the “U.S.”).
Melco Resorts, together with its subsidiaries (collectively referred to as the “Company”), is a developer, owner and operator of integrated resort facilities in Asia and Europe. In the Macau Special Administrative Region of the People’s Republic of China (“Macau”), the Company operates its gaming business through its subsidiary, Melco Resorts (Macau) Limited (“MRM”), a holder of a ten-year
concession to operate games of fortune and chance in casinos in Macau which commenced on January 1, 2023 and ends on December 31, 2032 (the “Concession”). The Company currently operates City of Dreams and Altira Macau, integrated resorts located in Cotai and Taipa, Macau, respectively. As part of the Company’s development strategy and in accordance with Macau gaming law, Grand Dragon Casino, a casino located in Taipa, Macau, and three of the six Mocha Clubs, which comprise non-casino
based operations of electronic gaming machines in Macau, ceased operations between the period from September to December 2025. Following these closures, the gaming tables and electronic gaming machines were reallocated to the Company’s other gaming areas in Macau. The Company has submitted relevant application for the continuing operations of the remaining three Mocha Clubs, namely Mocha Inner Harbour, Mocha Hotel Sintra and Mocha Golden Dragon beyond December 31, 2025, and such application has been approved by the Macau government. On February 10, 2026, the Company entered into an amendment agreement to the concession agreement to reflect the permanent cessation of operations of the Grand Dragon Casino and three Mocha Clubs effective from January 1, 2026. Melco Resorts, through its subsidiaries, including Studio City International Holdings Limited (“SCIH”), which is majority-owned by Melco Resorts and its ADSs are listed on the New York Stock Exchange in the U.S., also operates Studio City, a cinematically-themed integrated resort in Cotai, Macau. In the Philippines, a majority-owned subsidiary of Melco Resorts operates and manages City of Dreams Manila, an integrated resort in the Entertainment City complex in Manila. In Europe, Melco Resorts, through its majority-owned subsidiaries, operates City of Dreams Mediterranean, an integrated resort in Limassol, in the Republic of Cyprus (“Cyprus”), and licensed satellite casinos in Cyprus (collectively, the “Cyprus Operations”). In South Asia, a subsidiary of Melco Resorts currently holds a casino license granted by the government of the Democratic Socialist Republic of Sri Lanka (“Sri Lanka”) (the “Sri Lanka License”) for a term of
20
years effective from April 1, 2024, to operate a casino business (the “Sri Lanka Casino”) which had an initial opening on August 1, 2025, in an integrated resort branded as “City of Dreams Sri Lanka” in Colombo, Sri Lanka, developed by a subsidiary of John Keells Holdings PLC (“John Keells”), an independent third party.
Melco International Development Limited (“Melco International” or “Ultimate Parent”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of
Melco
Resorts
.

(b)	Recent Developments Related to Business Operations
City of Dreams Mediterranean continues to be impacted by the on-going military conflicts in the Middle East, including between the U.S., Israel and Iran, and between Russia and Ukraine, and restrictions on the ability to accept certain customers from Russia, all of which have a negative impact on the Company’s business, and may materially and adversely affect the Company’s business in
Cyprus. The Company is currently unable to reasonably estimate the financial impact on its future results of operations, cash flows and financial condition from these disruptions.
In July 2025, a subsidiary of Melco Resorts, as a hotel manager, entered into a management agreement (effective as of July 15, 2025) with a subsidiary of John Keells, owner of the hotel property, to provide management services to operate the top five floors of the hotel tower at City of Dreams Sri Lanka, as a “Nüwa” hotel (“Nüwa Sri Lanka”), which opened to the public on July 15, 2025.
As of December 31, 2025, the Company had cash and cash equivalents of $
1,023,199
and available unused borrowing capacity of $
1,311,640
of which $
1,231,606
is available to draw, subject to the satisfaction of certain conditions precedent.
The Company believes it is able to support continuing operations and capital expenditures for at least twelve months after the date of these consolidated financial statements are issued. Accordingly, the accompanying consolidated financial statements are prepared on a going concern basis.